Schedule of Effective Income Tax Rate Reconciliation Amount (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Profit before income taxes		$ 2,320,204	$ 575,598	$ 617,718
Cayman Islands statutory tax rate		0.00%	0.00%	0.00%
Tax expenses at the Cayman Islands statutory tax rate
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 382,834	$ 94,974	$ 101,924
Income not taxable		(3,874)	(34)	(56)
Non-deductible expenses	[1]	147,886	99,655
Tax loss not recognized related to the disposal of a subsidiary			8,591
Tax effect of two-tier tax rates		(21,361)	(21,503)	(21,453)
Effect of different statutory tax rates from that of Hong Kong			(535)	(209)
Change in valuation allowance			(7,084)	958
Under provision in previous year		26,317
Income tax expenses		$ 531,802	$ 174,064	$ 81,164

[1]	Non-deductible expenses for the years ended September 30, 2025 and 2024 mainly represented expenses incurred by the Company. Since the Company is a holding company with no operations, the expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.